ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued employee benefits and payroll related	$ 622	$ 1,332
Accrued payroll related		684	$ 6,915
Accrued employee benefits		648	3,405
Real estate and other taxes	1,113	411	1,335
Self-insured reserve	1,530	221	0
Interest expense	438	484
Other accrued expenses	575	677
Other accrued expenses		1,161	3,998
Total	4,278	3,125	$ 15,653
Deferred Revenue, Current	1,750	0
Accrued Rent	$ 61	$ 0